Other Non-operating Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of other non-operating income/(loss)
Other non-operating income/(loss) is comprised of the following:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Gain on deemed sale of FLNG Gimi (note 7.2.1)	29,981	—	—
Realized and unrealized MTM losses on our investment in listed equity securities (1)	—	—	(62,308)
Dividend income from our investment in listed equity securities	—	—	9,823
Others (2)	—	(7,000)	—
Other non-operating income/(loss)	29,981	(7,000)	(52,485)
(1) Relates to our previous equity holding in NFE. In 2023, we sold 1.2 million NFE Shares for an aggregate consideration of $45.6 million which resulted to $62.3 million realized MTM losses. On March 15, 2023, we disposed of our remaining 4.1 million NFE Shares as partial consideration for the repurchase of 1,230 Hilli common shares from NFE. Following these transactions, we no longer hold any listed equity securities.
(2) “Others” relates to payments to Seatrium in relation to Hilli's utilization bonus and termination fee on our historical and aborted third FLNG conversion main building contract.
Other financial items, net is comprised of the following:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Loss on debt extinguishment (1)	(9,954)	—	—
Financing arrangement fees and other related costs (2)	(3,316)	(5,157)	(1,667)
Foreign exchange (loss)/gain on operations	(1,716)	205	(941)
Amortization of debt guarantees (3)	106	1,432	2,019
Other	(698)	(797)	(311)
Other financials items, net	(15,578)	(4,317)	(900)
(1) Loss on debt extinguishment relates to the $10.0 million write-off of unamortized deferred financing costs following the refinancing of the $700 million Gimi facility ahead of maturity (note 19). No similar costs were incurred for the years ended December 31, 2024 and 2023.
(2) Financing arrangement fees and other related costs for the years ended December 31, 2025 and 2024 included $2.4 million and $5.0 million , respectively, of financial charges incurred by the FLNG Hilli's lessor VIE. No similar costs were incurred for the year ended December 31, 2023.
(3) “Amortization of debt guarantees” relates to guarantee fees earned for the provision of charter guarantees related to our former equity method investment, Golar Partners, and debt guarantees for certain CoolCo’s sale and leaseback arrangements, all of which ended during the year ended December 31, 2024.